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                   The Lincoln National Life Insurance Company
                                350 Church Street
                               Hartford, CT 06103



October 12, 2000


U.S. Securities and Exchange Commission                                VIA EDGAR
Division of Investment Management
Office of Insurance Products
450 Fifth Street, N.W.
Washington, D.C. 20549

Re: Lincoln Life Flexible Premium Variable Life Account R ("Separate Account") The Lincoln National Life Insurance Company ("Lincoln Life")
     File No. 333- 33782; 811-08579

Ladies and Gentlemen:

On behalf of the Lincoln National Life Insurance Company and the Separate Account referenced above, we file this certification pursuant to Rule 497(j) under the Securities Act of 1933.

Lincoln Life, as Registrant, hereby certifies that the form of Supplement to the Prospectus for certain variable life insurance contracts offered by the Company through the Separate Account, otherwise requiring filing under Rule 497(b), does not differ from the form of the Supplement contained in the most recent post-effective amendment filed electronically on September 26, 2000.

If you have any questions, feel free to call me at (860) 466 - 1465.


Sincerely yours,

/s/ Jeremy Sachs

Jeremy Sachs, Esquire
Senior Counsel